Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020
Wahed FTSE USA Shariah ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Wahed FTSE USA Shariah ETF NAV
Account Value	$ 20,391	$ 16,786	$ 15,881	$ 14,922	$ 10,530
Wahed Dow Jones Islamic World ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Wahed Dow Jones Islamic World ETF NAV
Account Value	$ 10,021	8,590	8,324
Class Wahed FTSE USA Shariah ETF-Wahed FTSE USA Shariah ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wahed FTSE USA Shariah ETF Market
Account Value	$ 20,390	16,817	15,909	14,939	10,534
Class Wahed FTSE USA Shariah ETF-S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 18,972	14,800	14,380	14,423	10,279
Class Wahed FTSE USA Shariah ETF-FTSE Shariah USA Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Shariah USA Index TR
Account Value	$ 20,953	17,167	16,159	$ 15,099	$ 10,573
Class Wahed Dow Jones Islamic World ETF-Wahed Dow Jones Islamic World ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wahed Dow Jones Islamic World ETF Market
Account Value	$ 10,072	8,674	8,338
Class Wahed Dow Jones Islamic World ETF-Bloomberg World ex US Large & Mid Cap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World ex US Large & Mid Cap Total Return Index
Account Value	$ 10,347	8,875	8,989
Class Wahed Dow Jones Islamic World ETF-Dow Jones Islamic Market International Titans 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Islamic Market International Titans 100 Total Return Index
Account Value	$ 10,171	$ 8,729	$ 8,543